As filed with the Securities and Exchange Commission on September 27, 2007

1933 Act File No. 333-

1940 Act File No. 811-22067

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.
☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 4

Nicholas-Applegate Global Equity & Convertible Income Fund

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(212) 739-3230

(Registrant’s Telephone Number, including Area Code)

William V. Healey

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, New York 10105

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110	Thomas A. Hale, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 333 West Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

Upon the effectiveness of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box  ☐.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

☒	immediately upon filing pursuant to Rule 462(b). This Registration Statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933; the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-142995.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Shares, par value $.00001	800,000 Shares	$25.00	$20,000,000	$614.00

(1)	Estimated solely for purposes of calculating the registration fee.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-142995), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents and opinions refiled herewith), declared effective on September 25, 2007 are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-142995) as filed on September 24, 2007, and are incorporated by reference.

2.	Exhibits:

a.1	Amended and Restated Agreement and Declaration of Trust dated September 11, 2007. (iv)

a.2	Agreement and Declaration of Trust dated May 3, 2007. (i)

b.1	Amended and Restated Bylaws of Registrant dated September 11, 2007. (iv)

b.2	Bylaws of Registrant dated May 3, 2007. (i)

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust. (iv)

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant. (iv)

d.3	Form of Share Certificate of the Common Shares. (iv)

e.	Terms and Conditions of Dividend Reinvestment Plan. (iv)

f.	None.

g.1	Form of Investment Management Agreement between Registrant and Allianz Global Investors Fund Management LLC. (iv)

g.2	Form of Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC. (iv)

h.1	Form of Underwriting Agreement between Registrant, Allianz Global Investors Fund Management LLC and UBS Securities LLC. (iv)

h.2	Form of Master Selected Dealer Agreement. (iv)

h.3	Form of Master Agreement Among Underwriters. (iv)

h.4	Form of Shareholder Servicing Agreement between Allianz Global Investors Fund Management LLC and UBS Securities LLC. (iv)

h.5	Form of Structuring Fee Agreement among Allianz Global Investors Fund Management LLC, Nicholas-Applegate Capital Management LLC and Citigroup Global Markets Inc. (iv)

i.	None.

j.1	Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (iv)

j.2	Form of Administrative Agency Agreement between Registrant and Brown Brothers Harriman & Co. (iv)

k.1	Form of Transfer Agency Services Agreement between Registrant and PFPC Inc. (iv)

k.2	Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and Allianz Global Investors Fund Management LLC. (iv)

k.3	Form of Sub-Administration Agreement among Allianz Global Investors Fund Management LLC and Brown Brothers Harriman & Co. (iv)

l.	Opinion and consent of Ropes & Gray LLP, filed herewith.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm, filed herewith.

o.	None.

p.	Subscription Agreement of Allianz Global Investors of America L.P. dated September 11, 2007. (iii)

q.	None.

r.1	Code of Ethics of Registrant dated September 11, 2007. (iv)

r.2	Code of Ethics of Allianz Global Investors Fund Management LLC. (iv)

r.3	Code of Ethics of Nicholas-Applegate Capital Management LLC. (iv)

s.1	Power of Attorney for Paul Belica. (ii)

s.2	Power of Attorney for Robert E. Connor. (ii)

s.3	Power of Attorney for John J. Dalessandro II. (ii)

s.4	Power of Attorney for Hans W. Kertess. (ii)

s.5	Power of Attorney for John C. Maney. (ii)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-142995, 811-22067 (filed May 16, 2007).

(ii)	Filed as an exhibit to the Registrant’s Pre-Effective Amendment No. 1, File Nos. 333-142995, 811-22067 (filed August 24, 2007).

(iii)	Filed as an exhibit to the Registrant’s Pre-Effective Amendment No. 2, File Nos. 333-142995, 811-22067 (filed September 18, 2007).

(iv)	Filed as an exhibit to the Registrant’s Pre-Effective Amendment No.3, File Nos.333-142995, 811-22067 (filed September 24, 2007).

Item 26:	Marketing Arrangements

See Form of Underwriting Agreement, Form of Shareholder Servicing Agreement and Form of Structuring Fee Agreement filed as exhibits to this Registration Statement.

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$6,140
Financial Industry Regulatory Authority Fees	17,000
Underwriters’ partial reimbursement	33,000
Printing and engraving expenses	325,933
Legal fees	250,000
New York Stock Exchange fees	20,000
Accounting expenses	16,000
Transfer Agent fees	3,000
Marketing expenses	100,000
Miscellaneous expenses	0

Total	771,073	*

Note that Allianz Global Investors Fund Management LLC has agreed to pay the amount by which the Fund’s offering costs (other than the sales load, but inclusive of the partial reimbursement of underwriter expenses) exceed $0.05 per share. Allianz Global Investors Fund Management LLC also has agreed to pay all of the Fund’s organizational expenses.

*	Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-142995).

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At September 24, 2007:

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of Investment Adviser

Descriptions of the business of Allianz Global Investors Fund Management LLC, the Registrant’s investment manager and Nicholas-Applegate Capital Management LLC, the Registrant’s sub-adviser, are set forth under the captions “Investment Manager” and “Sub-Adviser” under “Management of the Fund” in both the Prospectus and Statement of Additional Information forming part of this Registration Statement. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC.

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Name	Position with Adviser	Other Connections
Larry Altadonna	Senior Vice President	Senior Vice President, OpCap Advisors LLC
Cindy Colombo	Vice President
Thomas J. Fuccillo	Senior Vice President
Derek Hayes	Senior Vice President
William Healey	Executive Vice President, Chief Legal Officer and Secretary
Richard J. Lavery	Vice President
Manuel Madero	Assistant Vice President
John C. Maney	Management Board and Chief Financial Officer	Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America L.P.; Member - Board of Directors, Chief Operating Officer and Chief Financial Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Management Board, Managing Director, Chief Operating Officer and Chief Financial Officer of Allianz Global Investors of America LLC; Managing Director, Chief Operating Officer and Chief Financial Officer of Allianz Global Investors NY Holdings LLC and Allianz Global Investors U.S. Equities LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P., Allianz-Pac Life Partners LLC and Allianz Global Investors U.S. Retail LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Distributors LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Securities LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, StocksPLUS Management, Inc. and Vision Holdings LLC; Management Board and Chief Financial Officer of Nicholas-Applegate Holdings LLC and OpCap Advisors LLC; Member - Board of Directors and Chief Financial Officer of NFJ Management Inc. and PIMCO Global Advisors (Resources) Limited; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.
Marna C. Whittington	Management Board
Bruce Koepfgen	Management Board
Udo Frank	Management Board
E. Blake Moore, Jr.	Management Board
Barbara Claussen	Management Board
Colleen Martin	Senior Vice President and Controller
Andrew Meyers	Managing Director and Chief Operating Officer
Kevin Murphy	Vice President and Chief Compliance Officer

Name	Position with Adviser	Other Connections
Vinh T. Nguyen	Senior Vice President and Treasurer	Senior Vice President and Controller, Allianz Global Investors of America L.P., Allianz Dresdner Asset Management U.S. Equities LLC, Cadence Capital Management LLC, NFJ Investment Group L.P., OCC Distributors LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors CD Distributors LLC, PEA Capital LLC, PEA Partners LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Distributors LLC, Allianz Private Client Services LLC, and StocksPLUS Management Inc.
Daisy S. Ramraj-Singh	Assistant Vice President
Brian S. Shlissel	Executive Vice President and Chief Fund Administrator	Senior Vice President and Treasurer, OpCap Advisors LLC
Kellie E. Davidson	Assistant Secretary	Assistant Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings, Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners L.P., Allianz Hedge Fund Partners Inc., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Oppenheimer Group, Inc., PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited, and Vision Holdings LLC
Scott Whisten	Vice President

Nicholas-Applegate Capital Management LLC

600 West Broadway

San Diego, CA 92101

Name	Position with Sub-Adviser	Other Connections
Charles H. Field	Managing Director, General Counsel, Chief Compliance Officer and Secretary
Horacio Valeiras, CFA	Managing Director, Chief Investment Officer and Executive Committee
Marna Whittington	Managing Director, Chief Executive Officer and Executive Committee

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105 and/or Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900, San Diego, CA 92101.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1.	Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

NOTICE

A copy of the Agreement and Declaration of Trust of Nicholas-Applegate Global Equity and Convertible Income Fund (the “Fund”), together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 27th day of September, 2007.

NICHOLAS-APPLEGATE GLOBAL EQUITY & CONVERTIBLE INCOME FUND

By:	/s/ Brian S. Shlissel
Name:	Brian S. Shlissel
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Brian S. Shlissel Brian S. Shlissel	Trustee, President and Chief Executive Officer	September 27, 2007

Paul Belica* Paul Belica	Trustee	September 27, 2007

Robert E. Connor* Robert E. Connor	Trustee	September 27, 2007

John J. Dalessandro II* John J. Dalessandro	Trustee	September 27, 2007

Hans W. Kertess* Hans W. Kertess	Trustee	September 27, 2007

John C. Maney* John C. Maney	Trustee	September 27, 2007

/s/ Lawrence G. Altadonna Lawrence G. Altadonna	Treasurer and Principal Financial and Accounting Officer	September 27, 2007

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel Attorney-In-Fact Date: September 27, 2007

INDEX TO EXHIBITS

Exhibit	Exhibit Name

l.	Opinion and consent of Ropes & Gray LLP.

n.	Consent of Registrant’s Independent Registered Public Accounting Firm.